Sep. 05, 2018
Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018, as amended August 13, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/AQR Large Cap Relaxed Constraint Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million and up to $1 billion and 0.050% on the Fund's assets exceeding $1 billion. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Boston Partners Global Long Short Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .05% of management fees on the Fund's assets exceeding $500 million. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets up to $1 billion. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Harris Oakmark Global Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .03% of management fees on the Fund's assets exceeding $1 billion and up to $3 billion and 0.025% on the Fund's assets exceeding $3 billion. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Invesco China-India Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million. There is no guarantee JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/T. Rowe Price Managed Volatility Balanced Fund, under "Principal Investment Strategies," please delete the third paragraph in the entire and replace with the following:

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small-to large-cap stocks, and may include real estate investment trusts ("REITs") and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the Sub-Adviser. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.